Foreign Exchange Forward Contracts - Notional Amounts of Most Significant Net Foreign Exchange Hedge Positions Outstanding (Detail) (USD $)	Dec. 31, 2014
Indonesian Rupiah [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount, Buy / (Sell)	$ (33,020,000)
Euro [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount, Buy / (Sell)	239,341,000
Chinese Yuan [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount, Buy / (Sell)	(100,086,000)
Swiss Franc [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount, Buy / (Sell)	35,438,000
British Pound [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount, Buy / (Sell)	$ (9,910,000)